Schedule of Notes Payable Related Party (Details) (Parenthetical) - USD ($)	Jun. 13, 2022	Mar. 01, 2022	Feb. 15, 2022	Dec. 29, 2021	Sep. 11, 2023	Aug. 31, 2023	Aug. 14, 2023	Aug. 05, 2022	Aug. 02, 2022	Jul. 07, 2022	Jun. 03, 2022	May 05, 2022	Mar. 29, 2021
Dr.Kenneth Perego II [Member]
Short-Term Debt [Line Items]
Debt instrument, face value													$ 26,000
Unsecured Promissory Note [Member] | Dr.Kenneth Perego II [Member]
Short-Term Debt [Line Items]
Debt instrument, face value				$ 200,000	$ 52,000	$ 4,000	$ 6,000	$ 50,000		$ 5,000		$ 20,000
Debt interest rate, percentage				8.00%	10.00%	6.00%	6.00%	6.00%		6.00%		6.00%
Maturity date				Jan. 01, 2024
Unsecured Promissory Note [Member] | Isiah Thomas III [Member]
Short-Term Debt [Line Items]
Debt instrument, face value									$ 4,500		$ 10,000	$ 10,000
Debt interest rate, percentage									6.00%		6.00%	6.00%
Unsecured Promissory Note [Member] | Dr John Mc Cabe [Member]
Short-Term Debt [Line Items]
Debt instrument, face value	$ 100,000	$ 400,000	$ 200,000
Debt interest rate, percentage	8.00%	8.00%	8.00%
Maturity date	Jan. 01, 2024	Jan. 01, 2024	Jan. 01, 2024